Fees Summary	Jan. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,030,000
Previously Paid Amount	0.00
Total Fee Amount	463.89
Total Offset Amount	0.00
Net Fee	463.89
Narrative - Max Aggregate Offering Price	$ 3,030,000
Final Prospectus	true